Goodwill And Other Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill And Other Intangible Assets [Abstract]
Goodwill And Other Intangible Assets

5. Goodwill and Other Intangible Assets

The following table summarizes changes in goodwill during the year ended December 31, 2011 (in thousands):

Balance at January 1, 2011	$9,157
YFCS acquisition	133,300
PHC acquisition	44,358

Balance at December 31, 2011	$186,815

Other identifiable intangible assets and related accumulated amortization consist of the following as of December 31, 2011 and December 31, 2010 (in thousands):

	Gross Carrying Amount		Accumulated Amortization
	December 31, 2011	December 31, 2010	December 31, 2011	December 31, 2010
Intangible assets subject to amortization:
Trademarks	$85	$85	$(74)	$(64)
Patient-related intangible assets	1,200	—	(1,200)	—
Contract intangible assets	2,100	—	(70)	—
Non-compete agreements	588	266	(488)	(207)

	3,973	351	(1,832)	(271)
Intangible assets not subject to amortization:
Licenses and accreditations	4,059	129	—	—
Certificates of need	2,032	335	—	—

	6,091	464	—	—

Total	$10,064	$815	$(1,832)	$(271)

In connection with the YFCS acquisition, the Company acquired $5.4 million of intangible assets consisting of patient-related intangible assets of $1.2 million, non-compete agreements of $0.3 million, licenses and accreditations of $2.7 million and certificates of need of $1.1 million. In connection with the PHC acquisition, the Company acquired intangible assets with a preliminary value of $3.5 million consisting of contract intangible assets of $2.1 million, licenses and accreditations of $1.2 million and certificates of need of $0.2 million. The Company also incurred and capitalized $0.4 million and $0.2 million in the years ended December 31, 2011 and 2010 related to costs to obtain certificates of need.

The patient-related intangible assets, which represent the value associated with the patients of the YFCS facilities as of the acquisition date, have been amortized over the estimated three-month average term in which the existing patients will be discharged. The YFCS non-compete agreements are being amortized on a straight-line basis over the one-year term of the agreements. The PHC contract intangible of $2.1 million is amortized on a straight-line basis over the estimated five-year term of the related contract. Amortization expense was approximately $1.6 million and $0.1 million for the years ended December 31, 2011 and 2010, respectively. Estimated amortization expense for the years ending December 31, 2012, 2013, 2014, 2015 and 2016 is $0.5 million, $0.4 million, $0.4 million, $0.4 million and $0.4 million, respectively.

The Company’s licenses and accreditations and certificates of need intangible assets have indefinite lives and are therefore not subject to amortization.